Revenues (By Geographical Location of Customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Sales	$ 51,610	¥ 336,755	¥ 335,620	¥ 333,522
China
Disaggregation of Revenue [Line Items]
Net Sales	47,479	309,801	288,066	288,128
Sales in other countries principally Europe, Asia and North America [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 4,131	¥ 26,954	¥ 47,554	¥ 45,394